Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income Taxes
Normal Japanese statutory tax rates applied to income from continuing operations before income taxes and equity in net income of affiliated companies	40.60%		40.60%		40.60%
Increase (decrease) in valuation allowance	(0.60%)		(0.20%)		0.40%
Permanently nondeductible expenses	0.30%	[1]	0.40%	[1]	4.10%	[1]
Nontaxable dividend income rate	(0.50%)		(0.40%)		(0.70%)
Extra tax deduction on expenses for research and development	(2.30%)		(2.80%)		(0.50%)
Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates		[2]		[2]	(8.30%)	[2]
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.00%)		(1.70%)
Other-net	(1.90%)		(0.50%)		(1.10%)
Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.60%		35.40%		34.50%
Permanently nondeductible expenses					¥ 2,958
Reversal of taxes on unremitted earnings of foreign subsidiaries and affiliates					¥ 6,870

[1]	Permanently nondeductible expenses for the year ended March 31, 2009 consisted primarily of nondeductible surcharge expense of ¥2,958 million for the alleged violation of the Anti-Monopoly Law.
[2]	Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates for the year ended March 31, 2009 amounting to ¥6,870 million was due to Japanese tax law revision related to the taxation of dividends from overseas subsidiaries and affiliates.